Temasek Transaction (Details) $ in Millions		12 Months Ended
	Dec. 31, 2014 USD ($) subsidiary shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares	Jun. 30, 2015 shares
Class A-1
Temasek Transaction
Membership interests issued (in shares)	1,964,826	1,964,826			0
Membership interests outstanding (in shares)	1,964,826	1,964,826			0
Class A-2
Temasek Transaction
Membership interests issued (in shares)	101,381,332	101,381,332			0
Membership interests outstanding (in shares)	99,855,666	99,855,666			0
Virtu Financial, LLC and subsidiaries | Temasek
Temasek Transaction
Number of indirect wholly owned subsidiaries | subsidiary	2
Professional fees recorded in transaction advisory fees and expenses | $	$ 3.0
Virtu Financial, LLC and subsidiaries | Temasek | Silver Lake Member
Temasek Transaction
Number of indirect wholly owned subsidiaries | subsidiary	1
Ownership Interest held	42.10%	42.10%
Maximum amount of payments to be made if the value of interest acquired exceeds 1.7 times of transaction price | $	$ 3.9	$ 3.9
Threshold limit of interest acquired over transaction price for payments to be made	1.7	1.7
Virtu Financial, LLC and subsidiaries | Class A-1
Temasek Transaction
Membership interests issued (in shares)	1,964,826	1,964,826	1,964,826
Membership interests outstanding (in shares)	1,964,826	1,964,826	1,964,826
Virtu Financial, LLC and subsidiaries | Class A-1 | Temasek
Temasek Transaction
Membership interests issued (in shares)	10,535,891	10,535,891
Transaction value for purchase of shares | $	$ 149.8
Transaction price over the carrying value | $	$ 44.4	$ 44.4
Virtu Financial, LLC and subsidiaries | Class A-1 | Temasek | Minimum
Temasek Transaction
Term of redeemable non controlling interest before change	2 years
Virtu Financial, LLC and subsidiaries | Class A-1 | Temasek | Maximum
Temasek Transaction
Term of redeemable non controlling interest before change	5 years 6 months
Virtu Financial, LLC and subsidiaries | Class A-1 | Temasek | Silver Lake Member
Temasek Transaction
Membership interests issued (in shares)	5,159,288	5,159,288
Shares held	12,242,173	12,242,173
Carrying amount of shares | $	$ 51.6	$ 51.6
Transaction value for purchase of shares | $	$ 73.4
Virtu Financial, LLC and subsidiaries | Class A-1 | Silver Lake Member
Temasek Transaction
Shares held	14,464,109	14,464,109
Virtu Financial, LLC and subsidiaries | Class A-1 | Temasek Member
Temasek Transaction
Membership interests issued (in shares)	5,376,603	5,376,603
Carrying amount of shares | $	$ 53.8	$ 53.8
Transaction value for purchase of shares | $	$ 76.4
Virtu Financial, LLC and subsidiaries | Class A-2
Temasek Transaction
Membership interests issued (in shares)	101,381,332	101,381,332	100,627,010
Membership interests outstanding (in shares)	99,855,666	99,855,666	99,459,345
Virtu Financial, LLC and subsidiaries | Class A-2 | Temasek
Temasek Transaction
Membership interests issued (in shares)	1,828,755	1,828,755
Transaction value for purchase of shares | $	$ 26.0
Transaction price over the carrying value | $	$ 17.7	$ 17.7
Virtu Financial, LLC and subsidiaries | Class A-2 | Temasek Member
Temasek Transaction
Membership interests issued (in shares)	1,828,755	1,828,755
Members interests issued during the period (in shares)	214,433
Transaction value for purchase of shares | $	$ 3.0
Virtu Financial, LLC and subsidiaries | Class A-2 | Temasek Member | Member of management
Temasek Transaction
Members interests issued during the period (in shares)	1,614,322
Carrying amount of shares | $	$ 6.9	$ 6.9
Transaction value for purchase of shares | $	$ 23.0
Virtu Financial, LLC and subsidiaries | Class A-2 profits interests
Temasek Transaction
Membership interests issued (in shares)	6,069,007	6,069,007	4,434,452
Members interests issued during the period (in shares)		1,992,556	2,223,814	1,705,704
Membership interests outstanding (in shares)	6,069,007	6,069,007	4,434,452
Virtu Financial, LLC and subsidiaries | Class A-2 profits interests | Employee Holdco
Temasek Transaction
Redemption of shares (in shares)	214,433
Redemption of shares | $	$ 1.4